Parent Entity Information (Unaudited) - Schedule of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Comprehensive Income [Line Items]
Loss after income tax		$ (1,539,317)
Other comprehensive income
Total comprehensive loss		$ (1,539,317)
Parent Entity [Member]
Schedule of Comprehensive Income [Line Items]
Loss after income tax	$ (167,497)		$ (4,135,841)
Other comprehensive income
Total comprehensive loss	$ (167,497)		$ (4,135,841)